The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 2.0%
58,000	Aerojet Rocketdyne Holdings Inc.†	$2,648,280
2,000	Lockheed Martin Corp.	778,760
10,000	Raytheon Co.	2,197,400
35,800	Rockwell Automation Inc.	7,255,586
200,000	Rolls-Royce Holdings plc	1,809,945
16,100,000	Rolls-Royce Holdings plc, Cl. C†	21,326

		14,711,297

	Agriculture — 0.5%
75,000	Archer-Daniels-Midland Co.	3,476,250
12,000	The Mosaic Co.	259,680

		3,735,930

	Automotive — 0.9%
154,000	Navistar International Corp.†	4,456,760
25,000	PACCAR Inc.	1,977,500

		6,434,260

	Automotive: Parts and Accessories — 3.9%
96,000	Dana Inc.	1,747,200
10,500	Garrett Motion Inc.†	104,895
248,000	Genuine Parts Co.(a)	26,345,040
300	O’Reilly Automotive Inc.†	131,478

		28,328,613

	Aviation: Parts and Services — 0.6%
29,000	United Technologies Corp.	4,343,040

	Broadcasting — 0.3%
38,000	Liberty Global plc, Cl. A†	864,120
40,000	Liberty Global plc, Cl. C†	871,800
36,000	MSG Networks Inc., Cl. A†	626,400

		2,362,320

	Building and Construction — 1.7%
123,000	Fortune Brands Home & Security Inc.	8,036,820
45,800	Herc Holdings Inc.†	2,241,452
50,000	Johnson Controls International plc	2,035,500

		12,313,772

	Business Services — 4.0%
22,000	Automatic Data Processing Inc.	3,751,000
55,500	Mastercard Inc., Cl. A(a)	16,571,745
2,400	MSC Industrial Direct Co. Inc., Cl. A	188,328
36,000	Pentair plc	1,651,320
24,000	S&P Global Inc.	6,553,200

		28,715,593

	Cable and Satellite — 0.9%
10,000	AMC Networks Inc., Cl. A†	395,000
163,389	DISH Network Corp., Cl. A†	5,795,408
16,000	EchoStar Corp., Cl. A†	692,960

		6,883,368

Shares		Market Value

	Communications Equipment — 0.2%
44,000	Corning Inc.	$1,280,840

	Computer Hardware — 1.0%
14,000	Apple Inc.	4,111,100
26,000	International Business Machines Corp.	3,485,040

		7,596,140

	Computer Software and Services — 1.3%
120,000	Hewlett Packard Enterprise Co.	1,903,200
46,000	Microsoft Corp.	7,254,200

		9,157,400

	Consumer Products — 6.0%
30,000	Altria Group Inc.	1,497,300
32,000	Edgewell Personal Care Co.†	990,720
53,000	Energizer Holdings Inc.	2,661,660
30,000	Essity AB, Cl. A	965,691
1,500	National Presto Industries Inc.	132,585
45,000	Reckitt Benckiser Group plc	3,653,337
575,000	Swedish Match AB	29,639,080
66,000	Unilever NV	3,792,360

		43,332,733

	Consumer Services — 0.2%
2,000	Allegion plc	249,080
30,000	Rollins Inc.	994,800

		1,243,880

	Diversified Industrial — 4.7%
80,000	Crane Co.	6,910,400
57,000	Eaton Corp. plc	5,399,040
7,000	Honeywell International Inc.	1,239,000
50,000	ITT Inc.	3,695,500
50,000	Jardine Matheson Holdings Ltd.	2,780,000
178,000	Jardine Strategic Holdings Ltd.	5,455,700
38,000	nVent Electric plc	972,040
120,000	Textron Inc.	5,352,000
254,000	Toray Industries Inc.	1,732,450
25,000	Trinity Industries Inc.	553,750

		34,089,880

	Electronics — 1.9%
35,000	Sony Corp.	2,384,014
70,000	Sony Corp., ADR	4,760,000
54,500	TE Connectivity Ltd.	5,223,280
10,000	Texas Instruments Inc.	1,282,900

		13,650,194

	Energy and Utilities: Electric — 0.4%
5,000	Avangrid Inc.	255,800
40,000	Korea Electric Power Corp., ADR	473,200
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric (Continued)
100,000	The AES Corp.	$1,990,000

		2,719,000

	Energy and Utilities: Integrated — 1.0%
121,000	Energy Transfer LP	1,552,430
29,000	Eni SpA	450,403
6,500	Iberdrola SA, ADR	268,515
58,000	OGE Energy Corp.	2,579,260
49,000	PNM Resources Inc.	2,484,790

		7,335,398

	Energy and Utilities: Natural Gas — 2.0%
158,000	National Fuel Gas Co.	7,353,320
12,500	ONE Gas Inc.	1,169,625
75,000	ONEOK Inc.	5,675,250
7,500	Southwest Gas Holdings Inc.	569,775

		14,767,970

	Energy and Utilities: Oil — 2.9%
62,000	Chevron Corp.	7,471,620
7,000	ConocoPhillips	455,210
29,000	Devon Energy Corp.	753,130
15,000	Exxon Mobil Corp.	1,046,700
75,000	Hess Corp.	5,010,750
18,000	Marathon Petroleum Corp.	1,084,500
10,000	Occidental Petroleum Corp.	412,100
66,000	Royal Dutch Shell plc, Cl. A, ADR	3,892,680
17,000	TOTAL SA, ADR	940,100

		21,066,790

	Energy and Utilities: Services — 0.9%
216,000	Halliburton Co.	5,285,520
36,000	Oceaneering International Inc.†	536,760
10,000	Schlumberger Ltd.	402,000

		6,224,280

	Energy and Utilities: Water — 0.3%
5,000	Aqua America Inc.	234,700
60,000	Severn Trent plc	1,998,834

		2,233,534

	Entertainment — 3.6%
32,000	Grupo Televisa SAB, ADR	375,360
12,000	The Madison Square Garden Co., Cl. A†	3,530,280
493,000	ViacomCBS Inc., Cl. A	22,120,910

		26,026,550

	Environmental Services — 0.4%
25,000	Republic Services Inc.	2,240,750
9,000	Waste Management Inc.	1,025,640

		3,266,390

Shares		Market Value

	Equipment and Supplies — 3.6%
10,000	A.O. Smith Corp.	$476,400
16,000	Danaher Corp.	2,455,680
175,000	Flowserve Corp.	8,709,750
60,000	Graco Inc.	3,120,000
10,000	Ingersoll-Rand plc	1,329,200
22,000	Minerals Technologies Inc.	1,267,860
166,000	Mueller Industries Inc.	5,270,500
16,000	Parker-Hannifin Corp.	3,293,120

		25,922,510

	Financial Services — 15.6%
5,700	Alleghany Corp.†	4,557,549
28,000	AllianceBernstein Holding LP	847,280
48,000	American Express Co.(a)	5,975,520
22,400	Ameris Bancorp	952,896
8,000	Argo Group International Holdings Ltd.	526,000
5,195	Banco Santander Chile, ADR	119,849
150,000	Bank of America Corp.	5,283,000
13,056	BNP Paribas SA	773,694
32,000	Eaton Vance Corp.	1,494,080
50,000	Interactive Brokers Group Inc., Cl. A	2,331,000
15,000	Jefferies Financial Group Inc.	320,550
15,000	JPMorgan Chase & Co.	2,091,000
60,000	Julius Baer Group Ltd.	3,095,474
68,000	Kinnevik AB, Cl. A	1,731,518
56,000	Legg Mason Inc.	2,010,960
90,000	Loews Corp.	4,724,100
23,000	M&T Bank Corp.	3,904,250
40,000	Marsh & McLennan Cos. Inc.	4,456,400
21,000	Morgan Stanley	1,073,520
9,000	Popular Inc.	528,750
10,000	Sculptor Capital Management Inc.	221,000
160,000	SLM Corp.	1,425,600
125,000	State Street Corp.	9,887,500
270,000	Sterling Bancorp	5,691,600
8,000	T. Rowe Price Group Inc.	974,720
335,000	The Bank of New York Mellon Corp.(a)	16,860,550
18,500	The Goldman Sachs Group Inc.	4,253,705
56,000	The Hartford Financial Services Group Inc.	3,403,120
91,000	The PNC Financial Services Group Inc.(a)	14,526,330
4,000	The Travelers Companies Inc.	547,800
54,400	Valley National Bancorp	622,880
55,000	Waddell & Reed Financial Inc., Cl. A	919,600
141,000	Wells Fargo & Co.	7,585,800

		113,717,595

	Food and Beverage — 18.1%
1,000	Anheuser-Busch InBev SA/NV	81,559
333,000	Brown-Forman Corp., Cl. A	20,902,410
88,000	Campbell Soup Co.	4,348,960
80,000	Coca-Cola Amatil Ltd., ADR	622,400
20,000	Coca-Cola European Partners plc	1,017,600

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
10,000	Coca-Cola Femsa SAB de CV, ADR	$606,200
6,500	Constellation Brands Inc., Cl. A	1,233,375
58,000	Danone SA	4,807,852
660,000	Davide Campari-Milano SpA	6,026,248
65,500	Diageo plc, ADR	11,031,510
95,000	Fomento Economico Mexicano SAB de CV, ADR	8,978,450
20,000	General Mills Inc.	1,071,200
1,900,000	Grupo Bimbo SAB de CV, Cl. A	3,461,854
120,000	Heineken NV	12,776,669
175,000	ITO EN Ltd.	8,826,101
34,000	Kellogg Co.	2,351,440
2,000	McCormick & Co. Inc., Cl. V	342,140
18,000	McCormick & Co. Inc., Non-Voting	3,055,140
52,000	Mondele¯z International Inc., Cl. A	2,864,160
43,000	Nestlé SA	4,655,445
87,000	Nissin Foods Holdings Co. Ltd.	6,501,680
46,500	PepsiCo Inc.	6,355,155
39,000	Pernod Ricard SA	6,973,191
53,500	Remy Cointreau SA	6,571,228
36,000	Sapporo Holdings Ltd.	854,484
10,000	The Coca-Cola Co.	553,500
1,000	The Hershey Co.	146,980
44,000	The Kraft Heinz Co.	1,413,720
24,000	Tootsie Roll Industries Inc.	819,360
45,000	Yakult Honsha Co. Ltd.	2,497,354

		131,747,365

	Health Care — 4.2%
10,000	Abbott Laboratories	868,600
4,000	AbbVie Inc.	354,160
4,000	Alcon Inc.†	226,280
78,000	Baxter International Inc.	6,522,360
6,500	Bio-Rad Laboratories Inc., Cl. A†	2,405,195
126,000	Bristol-Myers Squibb Co.	8,087,940
17,000	Covetrus Inc.†	224,400
74,000	Demant A/S†	2,330,464
8,000	GlaxoSmithKline plc, ADR	375,920
35,000	Henry Schein Inc.†	2,335,200
19,000	Merck & Co. Inc.	1,728,050
16,000	Novartis AG, ADR	1,515,040
20,000	Pfizer Inc.	783,600
45,000	Roche Holding AG, ADR	1,829,700
10,000	Wright Medical Group NV†	304,800
3,000	Zimmer Biomet Holdings Inc.	449,040

		30,340,749

	Hotels and Gaming — 0.8%
70,000	MGM Resorts International	2,328,900
34,500	Ryman Hospitality Properties Inc., REIT	2,989,770

Shares		Market Value

2,500	Wynn Resorts Ltd.	$347,175

		5,665,845

	Machinery — 2.0%
6,000	Caterpillar Inc.	886,080
70,500	Deere & Co.	12,214,830
15,000	Xylem Inc.	1,181,850

		14,282,760

	Metals and Mining — 1.2%
170,000	Freeport-McMoRan Inc.	2,230,400
150,000	Newmont Goldcorp Corp.	6,517,500

		8,747,900

	Paper and Forest Products — 0.6%
25,000	Svenska Cellulosa AB SCA, Cl. A	266,646
146,000	Weyerhaeuser Co., REIT	4,409,200

		4,675,846

	Publishing — 0.0%
3,000	Value Line Inc.	86,730

	Real Estate — 0.0%
9,000	Griffin Industrial Realty Inc.	355,950

	Retail — 4.6%
16,000	Cie Financiere Richemont SA	1,257,450
38,500	Copart Inc.†	3,501,190
14,000	Costco Wholesale Corp.	4,114,880
103,000	CVS Health Corp.	7,651,870
80,800	Ingles Markets Inc., Cl. A	3,838,808
120,000	Macy’s Inc.	2,040,000
84,000	Seven & i Holdings Co. Ltd.	3,094,676
14,000	The Home Depot Inc.	3,057,320
70,000	Walgreens Boots Alliance Inc.	4,127,200
2,000	Walmart Inc.	237,680
9,000	Weis Markets Inc.	364,410

		33,285,484

	Specialty Chemicals — 0.9%
10,000	Albemarle Corp.	730,400
3,000	Ashland Global Holdings Inc.	229,590
70,000	Ferro Corp.†	1,038,100
8,000	FMC Corp.	798,560
46,000	H.B. Fuller Co.	2,372,220
2,400	NewMarket Corp.	1,167,648
800	Quaker Chemical Corp.	131,616

		6,468,134

	Telecommunications — 4.6%
2,000	AT&T Inc.	78,160
156,000	BCE Inc.	7,230,600
185,000	Deutsche Telekom AG, ADR	3,013,650
28,000	Loral Space & Communications Inc.†	904,960
12,000	Orange SA, ADR	175,080

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
13,000	Proximus SA	$372,137
24,500	Telefonica SA, ADR	170,765
178,000	Telephone & Data Systems Inc.	4,526,540
47,000	TELUS Corp.	1,820,310
244,000	Verizon Communications Inc.(a)	14,981,600

		33,273,802

	Transportation — 1.4%
127,000	GATX Corp.	10,521,950

	Wireless Communications — 0.8%
100,000	BT Group plc, Cl. A	254,908
197,000	NTT DOCOMO Inc.	5,508,131
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	116,000

		5,879,039

	TOTAL COMMON STOCKS	726,790,831

	TOTAL INVESTMENTS — 100.0% (Cost $296,817,671)	$726,790,831

(a)	Securities, or a portion thereof, with a value of $43,513,800 were deposited with Pershing LLC.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4